Revenue and segment information - Summary of Assets and Liabilities Related to Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Text Block [Abstract]
Contract assets	¥ 1,181	¥ 1,131
Less: provision for impairment	(69)	(111)
Contract assets	1,112	1,020	$ 170
Contract liabilities	8,417	18,189
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	¥ 16,026	¥ 8,469